INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry-forwards	$ 5,584	$ 50
Capital losses carry-forwards	52	52
Research and development expenses	2,945	2,116
Deferred revenues	3,760	1,824
Issuance expenses	790	1,083
Share-based compensation	549	97
Other	1,590	807
Deferred tax assets before valuation allowance	15,270	6,029
Valuation allowance	52	52
Deferred tax asset	15,218	$ 5,977
Deferred tax liabilities:
Intangible assets	5,761
Property and equipment depreciation and other	213	$ 176
Deferred tax liabilities	$ 5,974	$ 176